Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SYMPHONY LOW VOLATILITY EQUITY FUND

SUPPLEMENT DATED APRIL 11, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED JANUARY 31, 2018

Proposed Reorganization of

Nuveen Symphony Low Volatility Equity Fund into

Nuveen Santa Barbara Dividend Growth Fund

The Board of Trustees of Nuveen Investment Trust II (“NIT II”) has approved the reorganization of Nuveen Symphony Low Volatility Equity Fund (the “Target Fund”) into Nuveen Santa Barbara Dividend Growth Fund (the “Acquiring Fund”), each of which is a series of NIT II. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in July 2018. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately one month after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in May 2018.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Nuveen Symphony Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN SYMPHONY LOW VOLATILITY EQUITY FUND

SUPPLEMENT DATED APRIL 11, 2018

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED JANUARY 31, 2018

Proposed Reorganization of

Nuveen Symphony Low Volatility Equity Fund into

Nuveen Santa Barbara Dividend Growth Fund

The Board of Trustees of Nuveen Investment Trust II (“NIT II”) has approved the reorganization of Nuveen Symphony Low Volatility Equity Fund (the “Target Fund”) into Nuveen Santa Barbara Dividend Growth Fund (the “Acquiring Fund”), each of which is a series of NIT II. In order for the reorganization to occur, it must be approved by the shareholders of the Target Fund.

If the Target Fund’s shareholders approve the reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund will be terminated. As a result of these transactions, Target Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund. Each Target Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Target Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in July 2018. If the required approval is obtained, it is anticipated that the reorganization will be consummated approximately one month after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Target Fund in May 2018.

The Target Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Target Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.